Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2020
Liquidity Risk [Abstract]
Summary of Detailed Information About Liquidity Coverage Ratio Explanatory
This table shows our LCR and LRA at 31 December 2020 and 31 December 2019. We also show the SFS LCR and LRA separately, as we monitor and manage liquidity risk for SFS separately. The LRA data reflect the stress testing methodology in place at that time.

	LCR RFB DoLSub(1)		LRA RFB(2)
	2020	2019	2020	2019
	£bn	£bn	£bn	£bn
Eligible liquidity pool (liquidity value)(3)	51.2	41.6	47.2	40.6
Net stress outflows	(34.1)	(29.3)	(34.4)	(31.7)
Surplus	17.1	12.3	12.8	8.9
Eligible liquidity pool as a percentage of anticipated net cash flows	150%	142%	137%	128%

	LCR SFS		LRA SFS
Eligible liquidity pool (liquidity value)	2.8	5.7	2.8	5.7
Net stress outflows	(1.7)	(1.2)	(1.7)	(1.1)
Surplus	1.1	4.5	1.1	4.6
Eligible liquidity pool as a percentage of anticipated net cash flows	165%	471%	168%	518%
(1)The RFB LCR was 152% (2019:146%).
(2)The LRA is calculated for the Santander UK plc group (the RFB Group) and is a three-month Santander UK specific requirement.

Summary of Detailed Information About For Liquidity Pool of Carrying value And Weighted Average Explanatory
This table shows the carrying value of our eligible liquidity pool assets at 31 December 2020 and 31 December 2019. It also shows the weighted average carrying value in the year. We also show SFS at 31 December 2020 and 31 December 2019, as we monitor and manage liquidity risk for SFS separately.

								RFB DoLSub
	Carrying value						Weighted average carrying value in the year
	2020			2019			2020	2019
	Level 1	Level 2	Total	Level 1	Level 2	Total	Total	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	39.4	—	39.4	19.3	—	19.3	26.8	19.1
Government bonds	8.9	0.1	9.0	16.7	1.2	17.9	15.5	20.8
Supranational bonds and multilateral development banks	1.5	—	1.5	2.9	—	2.9	2.9	2.9
Covered bonds	1.0	—	1.0	1.4	0.1	1.5	1.2	2.4
Asset-backed securities	—	0.6	0.6	—	0.4	0.4	0.6	1.4
	50.8	0.7	51.5	40.3	1.7	42.0	47.0	46.6

								SFS
Cash and balances at central banks	2.3	—	2.3	5.2	—	5.2	4.7	4.4
Government bonds	0.5	—	0.5	0.5	—	0.5	0.5	0.5
	2.8	—	2.8	5.7	—	5.7	5.2	4.9

Summary of Detailed Information About Weighted Average Carrying Value In The Year The Composition Of The Pool Is Consistent With The Currency Profile Of Our Net Liquidity Outflows Explanatory
This table shows the carrying value of our eligible liquidity pool by major currencies at 31 December 2020 and 31 December 2019. The composition of the pool is consistent with the currency profile of our net liquidity outflows. We also show SFS at 31 December 2020 and 31 December 2019, as we monitor and manage liquidity risk for SFS separately.

					RFB DoLSub
	US Dollar	Euro	Sterling	Other	Total
	£bn	£bn	£bn	£bn	£bn
2020	2.0	1.2	48.1	0.2	51.5
2019	3.6	1.2	36.1	1.1	42.0

					SFS
2020	—	—	2.8	—	2.8
2019	—	—	5.7	—	5.7

Summary of Reconciliation of Wholesale Funding to Balance Sheet
This table reconciles our wholesale funding to our balance sheet at 31 December 2020 and 31 December 2019.

		Balance sheet line item
	Funding analysis	Deposits by banks(3)	Deposits by customers(1)	Repurchase agreements - non trading	Financial liabilities designated at fair value	Debt securities in issue	Subordinated liabilities	Other equity instruments and non- controlling interests(2)
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits by banks	—	—	—	—	—	—	—	—
Certificates of deposit and commercial paper	5.7	—	—	—	—	5.7	—	—
Senior unsecured – public benchmark	15.5	—	—	—	—	15.5	—	—
–privately placed	1.1	—	—	—	0.9	0.2	—	—
Covered bonds	17.9	—	—	—	—	17.9	—	—
Securitisation and structured issuance	2.8	—	—	—	0.5	2.3	—	—
Term Funding Scheme	6.3	6.3	—	—	—	—	—	—
TFSME	11.7	11.7	—	—	—	—	—	—
Subordinated liabilities and equity	4.7	—	—	—	—	—	2.2	2.5
Total wholesale funding	65.7	18.0	—	—	1.4	41.6	2.2	2.5
Repos	15.8	—	—	15.8	—	—	—	—
Foreign exchange and hedge accounting	2.5	—	—	—	—	2.1	0.4	—
Other	3.0	3.0	—	—	—	—	—	—
Balance sheet total	87.0	21.0	—	15.8	1.4	43.7	2.6	2.5

2019
Deposits by banks	0.3	0.3	—	—	—	—	—	—
Certificates of deposit and commercial paper	5.8	—	—	—	—	5.8	—	—
Senior unsecured – public benchmark	18.9	—	—	—	—	18.9	—	—
–privately placed	2.7	—	—	—	1.0	1.7	—	—
Covered bonds	18.2	—	—	—	—	18.2	—	—
Securitisation and structured issuance	5.6	—	—	1.4	0.5	3.7	—	—
Term Funding Scheme	10.8	10.8	—	—	—	—	—	—
Subordinated liabilities and equity	5.5	—	—	—	—	—	2.9	2.6
Total wholesale funding	67.8	11.1	—	1.4	1.5	48.3	2.9	2.6
Repos	16.9	—	—	16.9	—	—	—	—
Foreign exchange and hedge accounting	2.5	—	—	—	—	1.9	0.6	—
Other	3.5	3.3	—	—	0.2	—	—	—
Balance sheet total	90.7	14.4	—	18.3	1.7	50.2	3.5	2.6
(1)This is included in our balance sheet total of £193,088m (2019: £179,006m).
(2)Consists of £nil (2019: £nil) fixed/floating rate non-cumulative callable preference shares, £235m (2019: £235m) Step-up Callable Perpetual Reserve Capital Instruments and £2,241m (2019: £2,241m) Perpetual Capital Securities (net of issuance costs). See Notes 33 and 34 to the Consolidated Financial Statements.
(3)Other consists of items in the course of transmission and other deposits, excluding the TFS. See Note 24 to the Consolidated Financial Statements.

Summary of Sources of Wholesale Funding by Maturity
This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.

	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 6 months	>6 and ≤ 9 months	>9 and ≤ 12 months	Sub-total ≤ 1 year	>1 and ≤ 2 years	>2 and ≤ 5 years	>5 years	Total
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Santander UK Group Holdings plc(1)
Senior unsecured – public benchmark	0.7	—	—	1.1	—	1.8	1.2	4.9	1.3	9.2
–privately placed	—	—	—	—	—	—	—	—	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	—	—	—	—	—	—	0.8	1.5	0.7	3.0
	0.7	—	—	1.1	—	1.8	2.0	6.4	2.1	12.3
Santander UK plc
Certificates of deposit and commercial paper	0.7	3.7	1.2	—	0.1	5.7	—	—	—	5.7
Senior unsecured – public benchmark	0.4	—	1.6	—	0.8	2.8	0.6	2.6	0.3	6.3
–privately placed	—	0.3	—	—	0.1	0.4	—	0.2	0.4	1.0
Covered bonds	—	—	3.7	1.7	—	5.4	1.7	6.4	4.4	17.9
Securitisation and structured issuance(2)	0.2	—	—	0.2	—	0.4	0.9	0.3	—	1.6
Term Funding Scheme	—	1.5	1.5	1.0	—	4.0	2.3	—	—	6.3
TFSME	—	—	—	—	—	—	—	11.7	—	11.7
Subordinated liabilities	—	—	—	—	—	—	—	0.5	1.2	1.7
	1.3	5.5	8.0	2.9	1.0	18.7	5.5	21.7	6.3	52.2
Other group entities
Securitisation & structured issuance(3)	0.2	0.1	—	0.1	0.2	0.6	0.4	0.2	—	1.2

Total at 31 December 2020	2.2	5.6	8.0	4.1	1.2	21.1	7.9	28.3	8.4	65.7
Of which: –Secured	0.4	1.6	5.2	3.0	0.2	10.4	5.3	18.6	4.4	38.7
–Unsecured	1.8	4.0	2.8	1.1	1.0	10.7	2.6	9.7	4.0	27.0

2019
Total at 31 December 2019	1.7	5.5	4.7	2.1	8.5	22.5	16.6	18.8	9.9	67.8
Of which:
–Secured	0.2	0.1	2.7	0.3	5.8	9.1	11.5	10.4	3.6	34.6
–Unsecured	1.5	5.4	2.0	1.8	2.7	13.4	5.1	8.4	6.3	33.2
(1)95% of Senior Unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of England for Internal MREL.
(2)Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Summary of Wholesale Funding by Currency
This table shows our wholesale funding by major currency at 31 December 2020 and 31 December 2019.

	2020				2019
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Santander UK Group Holdings plc
Senior unsecured – public benchmark	11	61	28	—	12	64	22	2
–privately placed	—	—	—	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	75	25	—	—	70	30	—	—
	27	51	21	1	27	54	16	3
Santander UK plc
Deposits by banks	—	—	—	—	3	97	—	—
Certificates of deposit and commercial paper	51	44	4	1	45	54	1	—
Senior unsecured – public benchmark	10	73	17	—	14	54	32	—
–privately placed	41	37	10	12	21	15	59	5
Covered bonds	48	5	46	1	54	—	45	1
Securitisation & structured issuance	77	23	—	—	72	28	—	—
Term Funding Scheme	100	—	—	—	100	—	—	—
TFSME	100	—	—	—	—	—	—	—
Subordinated liabilities	63	37	—	—	49	51	—	—
	63	18	19	—	54	22	24	—
Other group entities
Securitisation & structured issuance	100	—	—	—	95	5	—	—

Total	57	24	19	—	50	27	22	1

Summary of External Term Issuance (Sterling Equivalent)
In 2020, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Total 2020	Total 2019
	£bn	£bn	£bn	£bn	£bn
Santander UK Group Holdings plc
Senior unsecured – public benchmark	—	0.8	0.6	1.4	—
Subordinated debt and equity (inc. AT1)	—	—	—	—	0.5
	—	0.8	0.6	1.4	0.5
Santander UK plc
Covered bonds	1.0	0.9	1.1	3.0	2.9
Senior unsecured – public benchmark	—	1.0	—	1.0	0.9
TFSME	11.7	—	—	11.7	—
	12.7	1.9	1.1	15.7	3.8
Other group entities
Securitisations	—	—	—	—	0.2
Total gross issuances	12.7	2.7	1.7	17.1	4.5

Santander UK Group Holdings plc repurchased several securities to improve its future interest expense while maintaining a prudent approach to the management of Santander UK plc’s funding and liquidity base.

Summary of Balance Sheet Encumbered And Unencumbered Assets Explanatory
On-balance sheet encumbered and unencumbered assets (audited)

	Encumbered with counterparties other than central banks						Unencumbered assets not pre-positioned with central banks
	Covered bonds	Securitis- ations	Other	Total	Assets positioned at central banks(3)	Readily available	Other available assets	Cannot be encumbered	Total	Total assets
2020	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks(1)(2)	—	—	985	985	871	41,681	—	—	42,552	43,537
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—	—	—	3,451	3,451	3,451
–Other financial assets at FVTPL	—	—	—	—	—	—	—	834	834	834
Financial assets at amortised cost:
–Loans and advances to customers	23,669	7,469	149	31,287	61,292	77,833	19,801	21,965	180,891	212,178
–Loans and advances to banks	—	—	804	804	—	—	—	1,200	1,200	2,004
–Repurchase agreements – non trading	—	—	—	—	—	—	—	19,599	19,599	19,599
–Other financial assets at amortised cost	—	—	648	648	—	515	—	—	515	1,163
Financial assets at FVOCI	—	—	5,677	5,677	—	3,273	—	—	3,273	8,950
Interests in other entities	—	—	—	—	—	—	—	172	172	172
Intangible assets	—	—	—	—	—	—	—	1,649	1,649	1,649
Property, plant and equipment	—	—	—	—	—	—	1,740	—	1,740	1,740
Current tax assets	—	—	—	—	—	—	—	271	271	271
Retirement benefit assets	—	—	—	—	—	—	—	496	496	496
Other assets	—	—	—	—	—	—	—	3,020	3,020	3,020
Total assets	23,669	7,469	8,263	39,401	62,163	123,302	21,541	52,657	259,663	299,064

	Encumbered with counterparties other than central banks						Unencumbered assets not pre-positioned with central banks
	Covered bonds	Securitis- ations	Other	Total	Assets positioned at central banks(3)	Readily available	Other available assets	Cannot be encumbered	Total	Total assets
2019	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks(1)(2)	—	—	1,080	1,080	707	24,608	—	—	25,315	26,395
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—	—	—	3,363	3,363	3,363
–Other financial assets at FVTPL	—	—	—	—	—	—	—	973	973	973
Financial assets at amortised cost:
–Loans and advances to customers	23,310	12,915	366	36,591	55,272	76,568	22,875	16,192	170,907	207,498
–Loans and advances to banks	—	—	615	615	—	—	—	1,968	1,968	2,583
–Repurchase agreements – non trading	—	—	—	—	—	—	—	23,636	23,636	23,636
–Other financial assets at amortised cost	—	—	3,026	3,026	—	4,030	—	—	4,030	7,056
Financial assets at FVOCI	—	—	6,020	6,020	—	3,727	—	—	3,727	9,747
Interests in other entities	—	—	—	—	—	—	—	117	117	117
Intangible assets	—	—	—	—	—	—	—	1,776	1,776	1,776
Property, plant and equipment	—	—	—	—	—	—	1,971	—	1,971	1,971
Current tax assets	—	—	—	—	—	—	—	186	186	186
Retirement benefit assets	—	—	—	—	—	—	—	670	670	670
Other assets	—	—	—	—	—	—	—	2,517	2,517	2,517
Total assets	23,310	12,915	11,107	47,332	55,979	108,933	24,846	51,398	241,156	288,488
(1)Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)Comprises pre-positioned assets and encumbered assets.